Mapper Acquisition (Tables)	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Mapper Acquisition
Schedule of total purchase price is allocated to acquired assets based on their estimated fair value at the acquisition date

Assets Acquired	Amount
Developed technology	$1,140
Property and equipment	144
Goodwill	1,189
Total purchase price	$2,473